Employee Benefit Plan	12 Months Ended
May 31, 2025
Employee Benefit Plan
Employee Benefit Plan

Note 11. Employee Benefit Plan

The Company has an employee savings plan (the “401(k) Plan”), organized under Section 401(k) of the Internal Revenue Code (the “Code”), covering all employees. The Company makes a qualified non-elective contribution of 3%, which vests immediately. In addition, participants in the 401(k) Plan may contribute a percentage of their compensation, but not greater than the maximum allowed under the Code. During the fiscal years ended May 31, 2025 and 2024, the Company incurred an expense of approximately $30.3 thousand and $59.9 thousand, respectively, for qualified non-elective contributions.